Acquisitions (Tables)	12 Months Ended
Dec. 31, 2025
Acquisitions
Summary of consideration paid for acquiring assets and liabilities

	Fair value 2023 GBPm	Fair value 2024 GBPm	Fair value 2025 GBPm
Goodwill	68	146	140
Intangible assets	64	72	134
Property, plant and equipment	1	-	-
Current assets	3	6	3
Current liabilities	(10)	(14)	(6)
Borrowings	-	-	(2)
Deferred tax	(6)	(15)	(25)
Net assets acquired	120	195	244
Consideration (after taking account of £1m net cash acquired (2024: £7m; 2023: £4m))	120	195	244
Change in consideration deferred to future years and changes in contingent consideration relating to prior year acquisitions	(12)	(30)	(2)
Net cash flow	108	165	242